The Union Central Life Insurance Company ("Union Central")

                              Carillon Life Account
                              ("Separate Account")

                                  Supplement to

                  Excel Choice VUL and Excel Executive Edge VUL
                       Prospectuses dated November 5, 2007

                              Excel Accumulator VUL
                          Prospectus Dated May 1, 2008

                              Excel Performance VUL
                          Prospectus Dated May 1, 2009

                       Supplement Dated December 31, 2009

Effective September 23, 2009, The Alger American Fund Board voted and approved to change the name of the Alger American Fund to The Alger Portfolios (the "Series"). In addition, the Series portfolios listed below were renamed as follows and changed from Class O to Class I-2:

    ------------------------------------------------------- -------------------------------------------------
                    Former Portfolio Names                       New Names Effective September 23, 2009
    ------------------------------------------------------- -------------------------------------------------
    Alger American Balanced Portfolio *                     Alger Balanced Portfolio *
    ------------------------------------------------------- -------------------------------------------------
    Alger American Capital Appreciation Portfolio           Alger Capital Appreciation Portfolio
    ------------------------------------------------------- -------------------------------------------------
    Alger American MidCap Growth Portfolio **               Alger Mid Cap Growth Portfolio **
    ------------------------------------------------------- -------------------------------------------------
    * Available only for the Excel Performance VUL.
    **Available only for the Excel Choice VUL, Excel Executive Edge VUL and Excel Accumulator VUL.

Therefore, all references to the Series and portfolios in your prospectus are changed to the new names.

All other provisions of your Policy remain as stated in your Policy and prospectus, as previously supplemented.

Please see the Series prospectus for each portfolio for more information.


  Please retain this Supplement with the current prospectus for your variable
          Contract issued by The Union Central Life Insurance Company.
      If you do not have a current prospectus, please contact Union Central at 1-800-825-1551.